Summary of Significant Policies - Schedule of Reconciles Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Reconciles Cash Cash Equivalents And Restricted Cash Abstract
Cash and cash equivalents	$ 1,047,539	$ 154,937
Restricted cash	4,295	4,295
Total cash, cash equivalents and restricted cash	$ 1,051,834	$ 159,232	$ 563,439	$ 413,006	$ 176,600